Deferred Tax - Schedule of Net Deferred Tax Assets and Liabilities has been Recognized (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [Line Items]
Beginning balance	€ 1,036	€ 394
Acquisitions / Additions	2
Charged to income statement	81	114	€ 22
Charged to OCI	464	521
Net exchange differences	(128)	(2)
Disposal of a business		2
Transfer (to)/from current income tax	(132)
Other		7
Ending balance	1,323	1,036	394
Real estate [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	644	519
Charged to income statement	20	125
Charged to OCI	2	(8)
Net exchange differences	(3)	1
Other		7
Ending balance	663	644	519
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	1,474	814
Charged to income statement	289	25
Charged to OCI	597	629
Net exchange differences	(204)	9
Other		(3)
Ending balance	2,156	1,474	814
Insurance and investment contracts [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(1,470)	(1,433)
Charged to income statement	(102)	(20)
Net exchange differences	105	(17)
Transfer (to) /from other headings	(66)
Ending balance	(1,533)	(1,470)	(1,433)
Deferred expenses, VOBA and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	1,774	1,913
Acquisitions / Additions	2
Charged to income statement	(213)	(177)
Net exchange differences	(130)	37
Ending balance	1,433	1,774	1,913
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(256)	(269)
Charged to income statement	169	108
Charged to OCI	(140)	(90)
Net exchange differences	21	(5)
Ending balance	(206)	(256)	(269)
Tax losses and credits carried forward [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(734)	(314)
Charged to income statement	(13)	63
Net exchange differences	56	(9)
Transfer (to)/from current income tax	(132)
Transfer (to) /from other headings		(473)
Ending balance	(823)	(734)	(314)
Other [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(398)	(837)
Charged to income statement	(67)	(11)
Charged to OCI	4	(9)
Net exchange differences	27	(17)
Disposal of a business		2
Transfer (to) /from other headings	66	473
Other		3
Ending balance	€ (366)	€ (398)	€ (837)